Contract Liabilities - Summary of Grant Funding (Detail) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Contract Liabilities [Line Items]
Current - contract liabilities	$ 285,221	$ 71,985
Non-current - other liabilities	3,000,000	3,000,000
Total	3,285,221	3,071,985
Hardware sales
Disclosure Of Contract Liabilities [Line Items]
Current - contract liabilities	$ 56,653	$ 71,985